UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number       811-00524

The Dreyfus/Laurel Funds Trust

(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation

200 Park Avenue

New York, New York  10166

(Address of principal executive offices)   (Zip code)

John Pak, Esq.

200 Park Avenue

New York, New York  10166

(Name and address of agent for service)

Registrant's telephone number, including area code:    (212) 922-6000

Date of fiscal year end:           10/31

Date of reporting period:         4/30/14

The following N-CSR relates only to Registrant's series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements. Separate N-CSR Forms will be filed for those series, as appropriate.

Dreyfus Global Equity Income Fund

Dreyfus International Bond Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus
Global Equity
Income Fund

SEMIANNUAL REPORT April 30, 2014

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
18	Notes to Financial Statements
32	Information About the Renewal of the Fund’s Management and Sub-Investment Advisory Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus
Global Equity
Income Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Global Equity Income Fund, covering the six-month period from November 1, 2013, through April 30, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The mild gains produced by most broad measures of international equity performance over the reporting period masked what we believe to be a major change in market leadership. Over the reporting period’s first half, relatively speculative, growth-oriented companies gained value in response to reports of accelerating economic growth in the United States and Europe. However, more disappointing economic data, several geopolitical crises, and persistent weakness in the world’s emerging markets weighed on investor sentiment over the reporting period’s second half, causing growth-oriented stocks to fall out of favor. Instead, investors preferred the stocks of value-oriented companies that tend to fare relatively well under a variety of economic climates.

We believe that the global economic recovery is likely to persist, led by the more developed markets. However, we may see stark differences in the investment prospects of individual countries, industry groups, and companies depending on their underlying fundamentals. In our judgment, extensive and professional research may be the best way to identify the likely winners and losers. As always, we encourage you to discuss our observations and appropriate investment strategies with your financial advisor.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2013, through April 30, 2014, as provided by James Harries, Portfolio Manager of Newton Capital Management Limited, Sub-Investment Adviser

Fund and Market Performance Overview

For the six-month period ended April 30, 2014, Dreyfus Global Equity Income Fund’s Class A shares produced a total return of 6.87%, Class C shares returned 6.46%, Class I shares returned 6.89%, and ClassY shares returned 6.93%.1 In comparison, the fund’s benchmark, the FTSE World Index (the “Index”), produced a total return of 5.96% for the same period.2

Stocks generally advanced over the reporting period despite ongoing economic headwinds. The fund produced higher returns than its benchmark, mainly due to our focus on stocks with durable business models, strong structural growth, and robust cash flow dynamics.

The Fund’s Investment Approach

The fund seeks to generate total return, consisting of capital appreciation and income. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities, aiming to focus on dividend-paying stocks of companies located in emerging as well as developed capital markets, incorporating investments in countries such as the United States, Canada,Australia, Hong Kong, and Europe.The fund may invest in the securities of companies of any market capitalization, and it may invest up to 30% of its assets in emerging markets.The fund’s portfolio managers will always purchase stocks that, at the time of purchase, have a yield premium over that of the FTSE World Index.

We combine “top-down” analysis of current economic trends and investment themes with “bottom-up” stock selection based on fundamental research. Within markets and sectors deemed to be favorable, we seek attractively priced stocks of companies that we believe have sustainable, long-term competitive advantages.

Investors Question the Effectiveness of Quantitative Easing

It became increasingly apparent during the reporting period that quantitative easing in the United States has not worked well.As 2013 ended, hopes were high that U.S. eco-

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

nomic growth would accelerate, the start of tapering would be orderly and welcome, and bond yields would rise steadily. Expectations generally were that other nations partaking in quantitative easing, such as Japan and the United Kingdom, were just a few months behind, and then Europe could follow suit and the global bull market could continue. Instead, U.S. economic growth has stalled and bond yields have fallen, corporations have reduced their future guidance for 2014 earnings growth, Japan has shown little evidence that its aggressively accommodative monetary policy is working, and worries have intensified regarding economic slowdowns in the emerging markets.

The question now is: Did quantitative easing simply make stocks more expensive without changing the underlying fundamentals? The answer currently appears to be yes, and therefore volatility has returned to global equity markets. Consequently, investors during the reporting period questioned the prospects of economically sensitive companies with high valuations, and they turned instead to stocks with visible earnings that are less dependent on the hope of economic recovery.

Traditionally Defensive Stocks Buoyed Relative Results

In this environment, we maintained underweighted exposure to companies that rely upon leverage or economic acceleration to justify their valuations. Instead, we focused on stocks with durable business models, strong structural growth, and robust cash flow dynamics.The fund’s relative performance particularly benefited from holdings in the traditionally defensive utilities and consumer staples sectors, as well as large, integrated energy producers. Conversely, the fund benefited from underweighted positions among financial companies and relatively economically sensitive stocks. The fund’s lack of exposure to Japanese stocks also supported relative results.

Top individual performers over the reporting period included pharmaceutical giant Merck & Co., tobacco producer Reynolds American, energy producer Statoil, technology leader Microsoft, and energy services provider SES.

Detractors from the fund’s performance over the reporting period were more stock specific, representing a variety of countries and industry groups. Laggards included tobacco seller Philip Morris International, Swedish telecommunications services company TeliaSonera, wireless carrier China Mobile, toy maker Mattel, and software developer CA.

4

At times during the reporting period, the fund employed currency forward contracts to manage the risks of changing exchange rates.

Focusing on Valuations and Fundamentals

We continue to believe that investors should expect relatively low growth from developed economies due to significant structural issues caused by challenging demographics, heavy debt burdens, and competitive forces brought about by global-ization.We do not believe that recent monetary policy measures, however well intended, are likely to solve these structural issues. Indeed, the overuse of such measures may set the scene for the next destabilizing “boom-bust” cycle.

Investment candidates that meet our fundamental and valuation criteria should offer the best risk-versus-reward potential against this challenging backdrop. We have continued to emphasize companies that have demonstrated earnings stability, balance sheet strength, low leverage, and global diversification. We are looking not just for securities that can dampen market volatility, but we also aim to identify powerful trends with the potential to transform or disrupt industries.

May 15, 2014

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards.These risks generally are greater with emerging market countries than with more economically and politically established foreign countries.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. – Reflects reinvestment of dividends and, where applicable, capital gain distributions.The
FTSE World Index is an unmanaged, free-floating, market-capitalization weighted index that is designed to measure the performance of 90% of the world’s investable stocks issued by large and midcap companies in developed and advanced emerging markets. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Global Equity Income Fund from November 1, 2013 to April 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.72	$10.49	$5.39	$4.98
Ending value (after expenses)	$1,068.70	$1,064.60	$1,068.90	$1,069.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.56	$10.24	$5.26	$4.86
Ending value (after expenses)	$1,018.30	$1,014.63	$1,019.59	$1,019.98

† Expenses are equal to the fund’s annualized expense ratio of 1.31% for Class A, 2.05% for Class C, 1.05% for
Class I and .97% for ClassY, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

April 30, 2014 (Unaudited)

Common Stocks—99.5%	Shares	Value ($)
Australia—1.1%
Dexus Property Group	3,144,947	3,316,068
Brazil—1.2%
CCR	468,000	3,662,563
Canada—1.0%
Husky Energy	97,763	3,194,992
Denmark—2.0%
TDC	652,968	6,129,161
France—5.2%
Sanofi	58,000	6,277,969
Suez Environnement	150,300	2,950,534
Total	97,906	6,992,510
		16,221,013
Germany—3.6%
Deutsche Post	172,800	6,505,172
Deutsche Telekom	289,000	4,845,401
		11,350,573
Hong Kong—2.6%
China Mobile	500,015	4,753,172
Link REIT	658,000	3,271,774
		8,024,946
Ireland—.6%
CRH	62,855	1,823,388
Luxembourg—1.0%
SES	87,617	3,299,616
Netherlands—6.2%
Reed Elsevier	325,987	6,650,442
Royal Dutch Shell, Cl. A	165,000	6,534,302
Wolters Kluwer	221,346	6,163,172
		19,347,916
Norway—4.5%
Orkla	870,274	7,187,011
Statoil	228,725	6,941,438
		14,128,449
Singapore—.9%
Singapore Technologies Engineering	976,000	2,973,853
South Africa—.9%
MTN Group	147,948	2,964,585

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
South Korea—.8%
Macquarie Korea Infrastructure Fund	389,100		2,409,987
Sweden—1.8%
TeliaSonera	792,483		5,747,824
Switzerland—9.8%
Credit Suisse Group	101,450	[a]	3,217,213
Nestle	49,762		3,841,981
Novartis	100,700		8,730,156
Roche Holding	29,200		8,559,936
Zurich Insurance Group	21,662	[a]	6,204,966
			30,554,252
Thailand—.9%
Bangkok Bank	482,400		2,817,478
United Kingdom—13.8%
BAE Systems	451,913		3,052,023
Balfour Beatty	1,005,276		4,757,528
Cable & Wireless Communications	1,750,000		1,560,073
Centrica	1,400,000		7,800,365
GlaxoSmithKline	341,341		9,405,492
ICAP	433,468		3,030,646
SSE	275,000		7,080,688
Tesco	620,000		3,066,607
Vodafone Group	941,751		3,560,903
			43,314,325
United States—41.6%
Annaly Capital Management	330,295	[b]	3,814,907
CA	201,000		6,058,140
Clorox	69,200		6,276,440
ConocoPhillips	88,000		6,539,280
Kraft Foods Group	56,259		3,198,887
Lockheed Martin	20,079		3,295,767
Mattel	140,664		5,516,139
Merck & Co.	108,828		6,372,968
Microsoft	384,000		15,513,600
Northeast Utilities	71,015		3,356,169
Paychex	150,000		6,271,500
PDL BioPharma	90,210		765,883
Pfizer	194,871		6,095,565

8

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Philip Morris International	159,000	13,583,370
Procter & Gamble	77,608	6,406,540
Reynolds American	300,000	16,929,000
Sysco	283,094	10,313,114
Two Harbors Investment	317,167	3,292,193
Verizon Communications	65,942	3,082,129
Wisconsin Energy	68,935	3,341,969
		130,023,560
Total Common Stocks
(cost $263,595,494)		311,304,549

Other Investment—.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $262,872)	262,872 [c]	262,872
Total Investments (cost $263,858,366)	99.6%	311,567,421
Cash and Receivables (Net)	.4%	1,143,575
Net Assets	100.0%	312,710,996

REIT— Real Estate Investment Trust

a	Non-income producing security.
b	Investment in real estate investment trust.
c	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Consumer Goods	20.1	Financial	9.3
Health Care	14.8	Utilities	7.8
Industrial	11.1	Technology	6.9
Telecommunications	10.4	Money Market Investment	.1
Oil & Gas	9.7
Consumer Services	9.4		99.6

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	263,595,494	311,304,549
Affiliated issuers	262,872	262,872
Cash		174,822
Cash denominated in foreign currencies	4,849,641	4,830,371
Dividends receivable		1,656,702
Receivable for shares of Beneficial Interest subscribed		440,576
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4		3,507
Prepaid expenses		44,010
		318,717,409
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		321,412
Bank loan payable—Note 2		2,600,000
Payable for shares of Beneficial Interest redeemed		1,509,201
Payable for investment securities purchased		1,012,750
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4		495,149
Interest payable—Note 2		77
Accrued expenses		67,824
		6,006,413
Net Assets ($)		312,710,996
Composition of Net Assets ($):
Paid-in capital		264,230,592
Accumulated undistributed investment income—net		1,870,979
Accumulated net realized gain (loss) on investments		(598,564)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions		47,207,989
Net Assets ($)		312,710,996

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	119,630,664	55,700,013	108,721,434	28,658,885
Shares Outstanding	9,241,257	4,236,734	8,675,477	2,288,192
Net Asset Value Per Share ($)	12.95	13.15	12.53	12.52

See notes to financial statements.

10

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2014 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $516,200 foreign taxes withheld at source):
Unaffiliated issuers	9,187,030
Affiliated issuers	1,957
Interest	5,277
Total Income	9,194,264
Expenses:
Management fee—Note 3(a)	1,344,340
Shareholder servicing costs—Note 3(c)	333,953
Distribution fees—Note 3(b)	200,205
Custodian fees—Note 3(c)	51,559
Registration fees	45,938
Professional fees	31,393
Prospectus and shareholders’ reports	20,670
Trustees’ fees and expenses—Note 3(d)	16,151
Interest expense—Note 2	3,098
Loan commitment fees—Note 2	1,291
Miscellaneous	14,789
Total Expenses	2,063,387
Less—reduction in fees due to earnings credits—Note 3(c)	(14)
Net Expenses	2,063,373
Investment Income—Net	7,130,891
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	2,768,796
Net realized gain (loss) on forward foreign
currency exchange contracts	(8,046)
Net Realized Gain (Loss)	2,760,750
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	11,168,285
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(239,267)
Net Unrealized Appreciation (Depreciation)	10,929,018
Net Realized and Unrealized Gain (Loss) on Investments	13,689,768
Net Increase in Net Assets Resulting from Operations	20,820,659
See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2014	Year Ended
	(Unaudited)	October 31, 2013[a]
Operations ($):
Investment income—net	7,130,891	7,062,430
Net realized gain (loss) on investments	2,760,750	(3,080,351)
Net unrealized appreciation
(depreciation) on investments	10,929,018	32,797,583
Net Increase (Decrease) in Net Assets
Resulting from Operations	20,820,659	36,779,662
Dividends to Shareholders from ($):
Investment income—net:
Class A	(1,848,937)	(2,825,262)
Class C	(649,465)	(877,634)
Class I	(1,926,332)	(3,993,249)
Class Y	(531,115)	(259,556)
Net realized gain on investments:
Class A	—	(299,454)
Class C	—	(121,659)
Class I	—	(490,122)
Total Dividends	(4,955,849)	(8,866,936)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	16,794,325	84,358,887
Class C	7,184,126	31,020,931
Class I	40,153,866	95,212,234
Class Y	—	33,915,206
Dividends reinvested:
Class A	1,633,961	2,688,852
Class C	301,384	412,796
Class I	1,305,240	3,160,915
Class Y	531,095	259,547
Cost of shares redeemed:
Class A	(18,971,268)	(33,968,406)
Class C	(6,061,452)	(4,956,263)
Class I	(48,670,952)	(71,680,582)
Class Y	(8,000,000)	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(13,799,675)	140,424,117
Total Increase (Decrease) in Net Assets	2,065,135	168,336,843
Net Assets ($):
Beginning of Period	310,645,861	142,309,018
End of Period	312,710,996	310,645,861
Undistributed (distribution in excess of)
investment income—net	1,870,979	(304,063)

12

	Six Months Ended
	April 30, 2014	Year Ended
	(Unaudited)	October 31, 2013[a]
Capital Share Transactions:
Class Ab
Shares sold	1,355,340	7,319,390
Shares issued for dividends reinvested	130,564	234,602
Shares redeemed	(1,522,906)	(2,916,427)
Net Increase (Decrease) in Shares Outstanding	(37,002)	4,637,565
Class Cb
Shares sold	571,272	2,653,644
Shares issued for dividends reinvested	23,628	35,410
Shares redeemed	(479,052)	(417,411)
Net Increase (Decrease) in Shares Outstanding	115,848	2,271,643
Class I
Shares sold	3,354,337	8,572,459
Shares issued for dividends reinvested	108,051	286,473
Shares redeemed	(4,029,714)	(6,247,149)
Net Increase (Decrease) in Shares Outstanding	(567,326)	2,611,783
Class Y
Shares sold	—	2,883,951
Shares issued for dividends reinvested	44,021	22,472
Shares redeemed	(662,252)	—
Net Increase (Decrease) in Shares Outstanding	(618,231)	2,906,423

a Effective July 1, 2013, the fund commenced offering ClassY shares.
b During the period ended October 31, 2013, 245 Class C shares representing $3,028 were exchanged for 249
Class A shares.

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2014				Year Ended October 31,
Class A Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	12.31		10.99	10.17	9.97	9.03	7.35
Investment Operations:
Investment income—net[a]	.28		.33	.28	.35	.31	.36
Net realized and unrealized
gain (loss) on investments	.56		1.42	.99	.13	.92	1.60
Total from Investment Operations	.84		1.75	1.27	.48	1.23	1.96
Distributions:
Dividends from
investment income—net	(.20)		(.37)	(.45)	(.28)	(.29)	(.28)
Dividends from net realized
gain on investments	—		(.06)	—	—	—	—
Total Distributions	(.20)		(.43)	(.45)	(.28)	(.29)	(.28)
Net asset value, end of period	12.95		12.31	10.99	10.17	9.97	9.03
Total Return (%)[b]	6.87	[c]	16.22	12.98	4.86	13.86	27.73
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.31	[d]	1.34	1.55	2.14	3.13	4.03
Ratio of net expenses
to average net assets	1.31	[d]	1.34	1.50	1.50	1.50	1.49
Ratio of net investment income
to average net assets	4.52	[d]	2.83	2.76	3.35	3.36	5.05
Portfolio Turnover Rate	21.59	[c]	25.57	21.89	54.88	56.17	70.29
Net Assets, end of period
($ x 1,000)	119,631		114,247	51,003	5,710	5,406	3,738

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

14

Six Months Ended
April 30, 2014				Year Ended October 31,
Class C Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	12.50		11.13	10.22	10.02	9.01	7.33
Investment Operations:
Investment income—net[a]	.24		.25	.22	.30	.21	.32
Net realized and unrealized
gain (loss) on investments	.56		1.44	.98	.10	.97	1.58
Total from Investment Operations	.80		1.69	1.20	.40	1.18	1.90
Distributions:
Dividends from
investment income—net	(.15)		(.26)	(.29)	(.20)	(.17)	(.22)
Dividends from net realized
gain on investments	—		(.06)	—	—	—	—
Total Distributions	(.15)		(.32)	(.29)	(.20)	(.17)	(.22)
Net asset value, end of period	13.15		12.50	11.13	10.22	10.02	9.01
Total Return (%)[b]	6.46	[c]	15.31	12.19	4.01	13.24	26.53
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.05	[d]	2.07	2.29	2.86	3.92	4.81
Ratio of net expenses
to average net assets	2.05	[d]	2.07	2.25	2.25	2.25	2.25
Ratio of net investment income
to average net assets	3.79	[d]	2.10	2.14	2.83	2.31	4.44
Portfolio Turnover Rate	21.59	[c]	25.57	21.89	54.88	56.17	70.29
Net Assets, end of period
($ x 1,000)	55,700		51,523	20,591	2,658	1,564	688

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2014				Year Ended October 31,
Class I Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	11.93		10.66	9.91	9.74	8.83	7.34
Investment Operations:
Investment income—net[a]	.29		.36	.35	.37	.35	.34
Net realized and unrealized
gain (loss) on investments	.52		1.37	.90	.12	.89	1.61
Total from Investment Operations	.81		1.73	1.25	.49	1.24	1.95
Distributions:
Dividends from
investment income—net	(.21)		(.40)	(.50)	(.32)	(.33)	(.46)
Dividends from net realized
gain on investments	—		(.06)	—	—	—	—
Total Distributions	(.21)		(.46)	(.50)	(.32)	(.33)	(.46)
Net asset value, end of period	12.53		11.93	10.66	9.91	9.74	8.83
Total Return (%)	6.89	[b]	16.63	13.16	5.11	14.39	28.21
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.05	[c]	1.06	1.28	1.86	2.82	3.78
Ratio of net expenses
to average net assets	1.05	[c]	1.06	1.25	1.25	1.25	1.24
Ratio of net investment income
to average net assets	4.76	[c]	3.13	3.47	3.68	3.85	4.99
Portfolio Turnover Rate	21.59	[b]	25.57	21.89	54.88	56.17	70.29
Net Assets, end of period
($ x 1,000)	108,721		110,233	70,715	8,202	6,094	1,949

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

16

	Six Months Ended
	April 30, 2014		Period Ended
Class Y Shares	(Unaudited)		October 31, 2013[a]
Per Share Data ($):
Net asset value, beginning of period	11.92		11.06
Investment Operations:
Investment income—net[b]	.29		.06
Net realized and unrealized
gain (loss) on investments	.53		.89
Total from Investment Operations	.82		.95
Distributions:
Dividends from investment income—net	(.22)		(.09)
Net asset value, end of period	12.52		11.92
Total Return (%)[c]	6.93		8.62
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.97		1.08
Ratio of net expenses to average net assets[d]	.97		1.08
Ratio of net investment income
to average net assets[d]	4.76		2.26
Portfolio Turnover Rate	21.59	[c]	25.57
Net Assets, end of period ($ x 1,000)	28,659		34,643

a	From July 1, 2013 (commencement of initial offering) to October 31, 2013.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Global Equity Income Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund.The fund’s investment objective is to seek total return (consisting of capital appreciation and income).The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Capital Management Limited (“Newton”), an affiliate of BNY Mellon, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and ClassY. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class I shares are offered without a front-end sales charge or CDSC. Class Y shares are offered at net asset value per share generally to institutional investors and bear no Distribution or Shareholder Services Plan fees. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency

18

costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securi-

20

ties and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of April 30, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	130,023,560	—	—	130,023,560
Equity Securities—
Foreign
Common Stocks†	181,280,989	—	—	181,280,989
Mutual Funds	262,872	—	—	262,872
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	3,507	—	3,507
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(495,149)	—	(495,149)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

At April 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded

22

on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2014 were as follows:

Affiliated
Investment	Value				Value		Net
Company	10/31/2013	($)	Purchases ($)	Sales ($)	4/30/2014	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	10,414,410		51,910,601	62,062,139	262,872.1

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S.These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains,

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

The fund has an unused capital loss carryover of $3,242,143 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2013.The fund has $2,347,083 of post-enactment short-term capital losses and $895,060 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

24

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2013 was as follows: ordinary income $8,226,563 and long-term capital gains $640,373.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2014 was approximately $572,400 with a related weighted average annualized interest rate of 1.09%.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus and the Trust, the Trust has agreed to pay Dreyfus a management fee computed at the annual rate of .85% of the value of the fund’s average daily net assets and is payable monthly.

The Manager had contractually agreed, from November 1, 2013 through April 30, 2014, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceeded 1.10% of the value of the fund’s average daily net assets.The Manager has also contractually agreed, from May 1, 2014 through May 1, 2015, to waive receipt of its fees and/or assume the direct expenses of the fund, so that

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the expenses of Class A, C, I and Y shares (excluding certain expenses as described above) do not exceed 1.05%, 1.05%, 1.05% and .95% of the value of the respective class’ average daily net assets. During the period ended April 30, 2014, there was no reduction in expenses.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Newton, Dreyfus pays Newton an annual fee of .41% of the value of the fund’s average daily net assets.

During the period ended April 30, 2014, the Distributor retained $32,989 from commissions earned on sales of the fund’s Class A shares and $13,716 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2014, Class C shares were charged $200,205 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry profes-sionals)with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2014, Class A and Class C shares were charged $144,864 and $66,735, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

26

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2014, the fund was charged $3,759 for transfer agency services and $157 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $14.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2014, the fund was charged $51,559 pursuant to the custody agreement.

During the period ended April 30, 2014, the fund was charged $4,598 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $215,635, Distribution Plan fees $33,801, Shareholder Services Plan fees $35,579, custodian fees $32,002, Chief Compliance Officer fees $736 and transfer agency fees $3,659.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended April 30, 2014, amounted to $69,715,735 and $67,554,988, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended April 30, 2014 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which

28

is generally limited to the unrealized gain on each open contract.The following summarizes open forward contracts at April 30, 2014:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
British Pound,
Expiring
5/2/2014[a]	511,784	860,606	864,091	3,485
Swedish Krona,
Expiring
5/2/2014[b]	36,570	5,602	5,624	22
Sales:		Proceeds ($)
Brazilian Real,
Expiring
6/13/2014[c]	7,799,000	3,284,619	3,450,101	(165,482)
Euro,
Expiring:
5/2/2014[d]	79,688	110,152	110,554	(402)
5/15/2014[c]	9,478,000	12,819,696	13,148,961	(329,265)
Gross Unrealized
Appreciation				3,507
Gross Unrealized
Depreciation				(495,149)

Counterparties:

a	Royal Bank of Scotland
b	Barclays Bank
c	UBS
d	JP Morgan Chase Bank

In December 2011, with clarification in January 2013, FASB issued guidance that expands disclosure requirements with respect to the offsetting of certain assets and liabilities.The fund adopted these disclosure provisions during the current reporting period. These disclosures are required for certain investments, including derivative financial instruments subject to master netting arrangements (“MNA”) or similar

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to MNA in the Statement of Assets and Liabilities.

At April 30, 2014, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	3,507	(495,149)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	3,507	(495,149)
Derivatives not subject to MNA
or similar agreements	—	—
Total gross amount of assets and
liabilities subject to MNA
or similar agreements	3,507	(495,149)

The following tables present derivative assets and liabilities net of amounts available for offsetting under MNA and net of related collateral received or pledged, if any, as of April 30, 2014:

		Financial
		Instruments
and
		Derivatives	Securities	Cash
	Gross Amount of	Available	Collateral	Collateral	Net Amount
Counterparties	Assets ($)[1]	for Offset ($)	Received ($)[2]	Received ($)[2]	of Assets ($)
Barclays Bank	22	—	—	—	22
Royal Bank of Scotland 3,485		—	—	—	3,485
Total	3,507	—	—	—	3,507

		Financial
		Instruments
and
		Derivatives	Securities	Cash
	Gross Amount of	Available	Collateral	Collateral	Net Amount of
Counterparties	Liabilities ($)[1]	for Offset ($)	Pledged ($)[2]	Pledged ($)[2]	Liabilities ($)
JP Morgan Chase Bank (402)		—	—	—	(402)
UBS	(494,747)	—	—	—	(494,747)
Total	(495,149)	—	—	—	(495,149)

1	Absent a default event or early termination, over-the-counter derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

30

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2014:

Average Market Value ($)
Forward contracts	16,426,328

At April 30, 2014, accumulated net unrealized appreciation on investments was $47,709,055, consisting of $52,298,785 gross unrealized appreciation and $4,589,730 gross unrealized depreciation.

At April 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 31

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 19-20, 2014, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Newton Capital Management Limited (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting

32

legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Sub-Adviser.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.They also noted that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for the three-, four- and five-year periods and below the Performance Group

The Fund 33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND
SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

and Performance Universe medians for the one- and two-year periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board discussed with representatives of Dreyfus and the Sub-Adviser the investment strategy employed in the management of the fund’s assets and how that strategy affected the fund’s relative performance. Representatives of Dreyfus and the Sub-Adviser noted that over the past year higher beta stocks of companies in cyclical industry groups were generally favored over less market-sensitive industries, which hurt the fund’s relative performance.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median, and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus had contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until July 1, 2014, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings, acquired fund fees and extraordinary expenses) did not exceed 1.10% of the fund’s average daily net assets.1

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Sub-Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed

1	Dreyfus subsequently agreed to lower the expense limitation, effective May 1, 2014, so that the expenses of the fund’s Class A, C, I andY shares, until May 1, 2015, do not exceed 1.05%,
1.05%, 1.05% and .95%, respectively.

34

differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Sub-Adviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Sub-Adviser and Dreyfus.The Board also noted the Sub-Adviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund,

The Fund 35

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND
SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

pays the Sub-Adviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Sub-Adviser’s profitability to be relevant to its deliberations. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Sub-Adviser are adequate and appropriate.

  The Board generally was satisfied with the fund’s performance, in light of the considerations described above.

  The Board concluded that the fees paid to Dreyfus and the Sub- Adviser were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

36

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Sub-Adviser, of the fund and the services provided to the fund by Dreyfus and the Sub-Adviser.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreements was in the best interests of the fund and its shareholders.

The Fund 37

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
International
Bond Fund

SEMIANNUAL REPORT April 30, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
19	Statement of Financial Futures
20	Statement of Assets and Liabilities
21	Statement of Operations
22	Statement of Changes in Net Assets
24	Financial Highlights
28	Notes to Financial Statements
53	Information About the Renewal of
the Fund’s Management Agreement

FOR MORE INFORMATION

Back Cover

Dreyfus
International Bond Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus International Bond Fund, covering the six-month period from November 1, 2013, through April 30, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although international fixed-income markets continued to experience weakness amid economic and geopolitical uncertainty over the final months of 2013, the markets appeared to stabilize in January and subsequently staged a rally. Investors responded positively to attractive valuations in many markets, and despite ongoing economic and geopolitical troubles in some areas, they were encouraged when fears of a more severe, broad-based downturn in the emerging markets did not materialize. Meanwhile, bonds in some developed markets, especially previously hard hit European nations, rebounded as concerns surrounding their financial systems eased.

We believe that the global economic recovery is likely to persist, led by the more developed markets. However, we may see stark differences in the investment prospects of individual countries and other bond issuers depending on their underlying fundamentals. In our judgment, extensive and professional research may be the best way to identify the potential opportunities. As always, we encourage you to discuss our observations and appropriate investment strategies with your financial advisor.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2014

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2013, through April 30, 2014, as provided by David Leduc, CFA, and Brendan Murphy, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2014, Dreyfus International Bond Fund’s Class A shares produced a total return of 3.23%, Class C shares returned 2.85%, Class I shares returned 3.41%, and Class Y shares returned 3.38%.1 In comparison, the fund’s benchmark, the Barclays Global Aggregate ex-U.S. (Unhedged) Bond Index (the “Index”), produced a total return of 2.33% for the same period.2

Stabilizing local economic conditions helped support positive returns in some international bond markets over the reporting period. The fund produced higher returns than its benchmark, mainly due to the success of our sector allocation and security selection strategies.

The Fund’s Investment Approach

The fund seeks to maximize total return through capital appreciation and income.To pursue its goal, the fund normally invests at least 80% of its net assets in fixed-income securities, and at least 65% of its assets in non-U.S. dollar-denominated fixed-income securities of foreign governments and companies located in various countries, including emerging markets.

Generally, the fund seeks to maintain investment-grade average credit quality. We focus on identifying undervalued government bond markets, currencies, sectors, and securities. We look for fixed-income securities with the most potential for added value, such as those involving the potential for credit upgrades, unique structural characteristics, or innovative features. We use fundamental economic research and quantitative analysis to allocate assets among countries and currencies.We then focus on sectors and individual securities that appear to be relatively undervalued.

Diverging Economic Conditions Drove Individual Markets

In contrast to previous reporting periods in which global influences dominated fixed-income performance, results from individual bond markets during the reporting period were driven mainly by local conditions.The U.S. economic recovery continued amid strengthening labor markets despite the dampening effects of harsh winter weather, and yields of U.S. Treasury securities ended the reporting period close to where they began. In Europe, growth picked up in core countries, where bond prices

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

were largely unchanged, while long-awaited signs of stability in their banking systems helped support robust fixed-income gains in some of the region’s more troubled economies. In the United Kingdom, fears of economic stagnation failed to materialize, weighing on government bond prices.

In addition, Japanese sovereign bonds rebounded modestly as the market digested earlier losses stemming from aggressively stimulative monetary and fiscal policies. Some of the world’s emerging markets struggled due to sluggish growth trends and rising geopolitical tensions, causing bond prices to fall, while other emerging bond markets gained value as local economic concerns eased.

In this mixed environment, corporate-backed securities and other higher yielding bond market sectors generally produced higher returns than sovereign bonds.

Fund Strategies Buoyed Relative Performance

The fund’s strategies proved effective as local bond market performances diverged over the reporting period. From a sector allocation perspective, our emphasis on higher yielding market sectors added significant value. Results were especially strong from U.S. and European corporate bonds, including both investment-grade and high yield securities.The fund also received strong contributions from U.S. asset-backed securities and commercial mortgage-backed securities.

Although disappointments during the reporting period were relatively mild, underweighted exposure to German bunds detracted marginally from the fund’s relative results. Likewise, currencies generally had little material impact on relative performance over the reporting period, but a light position in the euro prevented the fund from participating more fully in its gains.

The fund made extensive use of derivative instruments during the reporting period, including currency forward contracts to hedge currency exposures, interest-rate futures to establish the fund’s duration positioning, options to protect against unexpected market turbulence, and credit default swaps to manage credit risks.

Strategies for a Changing Market Environment

After several years of globally accommodative monetary policies, low interest rates, and elevated yield differences along the markets’ maturity and credit quality ranges, we believe that the world’s bond markets are adjusting to new economic realities. For example, some central banks have begun to withdraw market liquidity in order to forestall potential inflationary pressures as their economies show evidence of accelerating growth. Moreover, some governments have instituted stricter regulations over fixed-income trading, and yield and credit spreads have narrowed. In our judgment, these factors may contribute to greater divergence in the performance of individual bond markets in the months ahead.

Therefore, we have repositioned the fund to reduce its emphasis on market- and sector-wide influences and increase its focus on individual security selections. We recently reduced the fund’s holdings of certain corporate bonds and European sovereign bonds that reached richer valuations, redeploying those assets, in part, to U.S. Treasury securities and Treasury Inflation Protected Securities that offered better relative values. We also set the fund’s average duration in a shorter position than industry averages in anticipation of rising long-term interest rates in some markets.

May 15, 2014

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.
Foreign bonds are subject to special risks including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity.These risks are generally greater with emerging market countries than with more economically and politically established foreign countries.
The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, and difficult to value, and there is the risk that changes in the value of a derivate held by the fund will not correlate with the underlying instruments or the fund’s other instruments.
Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S.
dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged.
Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies.The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I and ClassY shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The
Barclays Global Aggregate ex-U.S. (Unhedged) Bond Index provides a broad-based measure of the global investment-
grade fixed income markets. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus International Bond Fund from November 1, 2013 to April 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.44	$8.90	$3.73	$3.73
Ending value (after expenses)	$1,032.30	$1,028.50	$1,034.10	$1,033.80

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.41	$8.85	$3.71	$3.71
Ending value (after expenses)	$1,019.44	$1,016.02	$1,021.12	$1,021.12

† Expenses are equal to the fund’s annualized expense ratio of 1.08% for Class A, 1.77% for Class C, .74% for
Class I and .74% for ClassY, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

April 30, 2014 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes—92.5%		Rate (%)	Date	Amount ($)[a]		Value ($)
Brazil—3.9%
Banco Nacional de
Desenvolvimento
Economico e Social,
Sr. Unscd. Notes		3.38	9/26/16	7,275,000	[b]	7,429,594
Brazilian Government,
Sr. Notes, Ser. F	BRL	10.00	1/1/17	34,500,000		15,241,859
Brazilian Government,
Notes, Ser. F	BRL	10.00	1/1/23	41,000,000		16,716,747
Caixa Economica Federal,
Sr. Unscd. Notes		4.50	10/3/18	12,450,000	[b]	12,667,875
Odebrecht Finance,
Gtd. Notes	BRL	8.25	4/25/18	6,525,000	[b]	2,509,334
Petrobras Global Finance,
Gtd. Notes		4.88	3/17/20	3,875,000		3,940,592
Petrobras Global Finance,
Gtd. Notes		6.25	3/17/24	3,750,000		3,948,390
						62,454,391
Canada—2.6%
Bombardier,
Sr. Unscd. Notes	EUR	6.13	5/15/21	3,040,000	[b]	4,686,695
Canadian Capital Auto
Receivables Asset Trust,
Ser. 2012-1A, Cl. A2	CAD	2.03	8/17/15	603,535	[b]	551,345
Canadian Capital Auto
Receivables Asset Trust,
Ser. 2012-1A, Cl. A3	CAD	2.38	4/17/17	10,730,000	[b]	9,888,282
CIT Canada Equipment
Receivables Trust,
Ser. 2012-1A, Cl. A2	CAD	2.11	12/20/16	4,011,489	[b]	3,674,847
CNH Capital Canada
Receivables Trust,
Ser. 2011-1A, Cl. A2	CAD	2.34	7/17/17	4,851,338	[b]	4,456,167
Ford Auto Securitization Trust,
Ser. 2011-R3A, Cl. A2	CAD	1.96	7/15/15	323,998	[b]	295,720
Ford Auto Securitization Trust,
Ser. 2012-R1, Cl. A2	CAD	2.02	3/15/16	3,843,034		3,526,383
Ford Auto Securitization Trust,
Ser. 2010-R3A, Cl. A3	CAD	2.71	9/15/15	891,444	[b]	817,010
MEG Energy,
Gtd. Notes		6.38	1/30/23	4,375,000	[b]	4,560,937

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Canada (continued)
Province of British Columbia,
Sr. Unscd. Bonds	CAD	2.70	12/18/22	10,560,000		9,526,786
						41,984,172
China—.2%
Azure Orbit II
International Finance,
Gtd. Notes		3.38	4/25/19	3,175,000		3,166,269
France—4.6%
Altice,
Gtd. Notes		7.75	5/15/22	900,000	[b]	939,375
Altice,
Sr. Scd. Bonds	EUR	7.25	5/15/22	900,000	[b]	1,301,529
AXA,
Jr. Sub. Notes	EUR	5.78	7/29/49	7,715,000	[c]	11,483,501
Electricite de France,
Sub. Notes	EUR	5.38	1/29/49	3,100,000	[c]	4,700,921
French Government,
Bonds	EUR	2.25	5/25/24	33,035,000		47,000,445
Numericable Group,
Sr. Scd. Bonds	EUR	5.63	5/15/24	1,875,000	[b]	2,705,353
Numericable Group,
Sr. Scd. Bonds		6.00	5/15/22	400,000	[b]	410,000
Numericable Group,
Sr. Scd. Bonds		6.25	5/15/24	700,000	[b]	717,500
Veolia Environnement,
Jr. Sub. Notes	EUR	4.45	1/29/49	3,100,000	[c]	4,407,393
						73,666,017
Germany—10.1%
Allianz,
Sub. Notes	EUR	5.63	10/17/42	7,700,000	[c]	12,478,871
Deutsche Annington Finance,
Gtd. Notes	EUR	3.63	10/8/21	1,575,000		2,364,674
German Government,
Bonds	EUR	1.75	2/15/24	52,425,000		74,546,343
German Government,
Bonds	EUR	3.25	7/4/42	6,700,000		11,067,688
German Government,
Bonds, Ser. 08	EUR	3.75	1/4/19	35,635,000		56,893,443

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Germany (continued)
KFW,
Govt. Gtd. Notes	JPY	2.05	2/16/26	3,000,000		33,567
Unitymedia Hessen,
Sr. Scd. Notes	EUR	7.50	3/15/19	2,920,000	[b]	4,380,203
						161,764,789
Hungary—.1%
Hungarian
Development Bank,
Govt. Gtd. Notes		6.25	10/21/20	2,100,000	[b]	2,268,000
Iceland—1.4%
Icelandic Government,
Unscd. Notes		4.88	6/16/16	1,450,000	[b]	1,526,032
Icelandic Government,
Unscd. Notes		4.88	6/16/16	20,675,000	[d]	21,759,114
						23,285,146
India—.5%
State Bank India/London,
Sr. Unscd. Notes		3.62	4/17/19	8,025,000	[b]	7,949,364
Ireland—3.5%
Bank of Ireland,
Govt. Gtd. Notes	EUR	4.00	1/28/15	16,125,000		22,911,459
Irish Government,
Unscd. Bonds	EUR	3.40	3/18/24	19,680,000		28,646,304
Smurfit Kappa Acquistions,
Sr. Scd. Notes	EUR	7.75	11/15/19	3,245,000	[b]	4,822,706
						56,380,469
Italy—15.4%
Enel,
Sub. Bonds		8.75	9/24/73	3,800,000	[b,c]	4,389,000
Enel,
Sr. Unscd. Bonds	EUR	4.88	2/20/18	6,700,000		10,477,395
Intesa Sanpaolo,
Sr. Unscd. Notes		3.88	1/16/18	7,050,000		7,414,168
Intesa Sanpaolo,
Sr. Unscd. Notes	EUR	3.00	1/28/19	3,800,000		5,545,222
Italian Government,
Treasury Bonds	EUR	2.75	11/15/16	23,900,000		34,610,900

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Italy (continued)
Italian Government,
Treasury Bonds	EUR	3.50	6/1/18	43,650,000		65,266,076
Italian Government,
Treasury Bonds	EUR	4.75	6/1/17	66,290,000		101,707,603
Telecom Italia,
Sr. Unscd. Notes	GBP	6.38	6/24/19	5,300,000		9,802,324
Wind Acquisition Finance,
Gtd. Bonds	EUR	7.00	4/23/21	775,000	[b]	1,114,170
Wind Acquisition Finance,
Gtd. Bonds		7.38	4/23/21	1,500,000	[b]	1,545,000
Wind Acquisition Finance,
Sr. Scd. Notes		6.50	4/30/20	4,375,000	[b]	4,708,594
						246,580,452
Japan—4.1%
Development Bank of Japan,
Govt. Gtd. Notes	JPY	1.05	6/20/23	34,000,000		345,963
Development Bank of Japan,
Gov’t Gtd. Bonds	JPY	1.70	9/20/22	24,000,000		256,814
Japanese Government,
Sr. Unscd. Bonds, Ser. 39	JPY	1.90	6/20/43	6,309,850,000		64,607,717
						65,210,494
Kazakhstan—.6%
Development Bank of Kazakhstan,
Sr. Unscd. Notes		4.13	12/10/22	9,975,000		9,102,187
Lithuania—.3%
Lithuanian Government,
Sr. Unscd. Notes	EUR	3.38	1/22/24	3,700,000		5,344,929
Mexico—1.0%
Alfa,
Sr. Unscd. Notes		6.88	3/25/44	2,350,000	[b]	2,429,313
Comision Federal de Electricidad,
Sr. Unscd. Notes		4.88	1/15/24	1,400,000	[b]	1,440,250
Mexican Government,
Bonds, Ser. M	MXN	8.00	12/7/23	134,545,000		11,651,081
Petroleos Mexicanos,
Gtd. Notes	EUR	3.75	4/16/26	750,000		1,061,581
						16,582,225

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Netherlands—3.3%
ELM,
Jr. Sub. Notes	EUR	5.25	5/29/49	8,100,000	[c]	11,876,816
Netherlands Government,
Bonds	EUR	1.25	1/15/19	25,650,000	[b]	36,449,511
UPCB Finance VI,
Sr. Scd. Notes		6.88	1/15/22	3,675,000	[b]	4,024,125
						52,350,452
New Zealand—1.3%
New Zealand Government,
Sr. Unscd. Bonds, Ser. 319	NZD	5.00	3/15/19	11,925,000		10,682,957
New Zealand Government,
Sr. Unscd. Bonds,
Ser. 1217	NZD	6.00	12/15/17	11,850,000		10,904,761
						21,587,718
Nigeria—.7%
Nigerian Government,
Treasury Bills, Ser. 364	NGN	0.00	6/5/14	71,600,000	[e]	441,810
Nigerian Government,
Treasury Bills	NGN	0.00	7/10/14	71,200,000	[e]	434,957
Nigerian Government,
Treasury Bills	NGN	0.00	7/24/14	205,800,000	[e]	1,250,666
Nigerian Government,
Treasury Bills	NGN	0.00	8/7/14	160,600,000	[e]	972,398
Nigerian Government,
Treasury Bills	NGN	0.00	10/9/14	35,800,000	[e]	212,349
Nigerian Government,
Treasury Bills, Ser. 364	NGN	0.00	11/6/14	391,700,000	[e]	2,301,292
Nigerian Government,
Treasury Bills, Ser. 364	NGN	0.00	12/4/14	18,000,000	[e]	104,591
Nigerian Government,
Treasury Bills	NGN	0.00	1/8/15	254,000,000	[e]	1,459,470
Nigerian Government,
Treasury Bills	NGN	0.00	3/5/15	769,200,000	[e]	4,304,322
						11,481,855
Norway—.2%
Norwegian Government,
Bonds, Ser. 474	NOK	3.75	5/25/21	18,275,000		3,335,425

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Portugal—3.3%
Portuguese Government,
Sr. Unscd. Notes	EUR	4.75	6/14/19	34,800,000	[b]	53,431,084
Russia—.5%
Russian Government,
Bonds, Ser. 5079	RUB	7.00	6/3/15	271,700,000		7,569,467
Slovakia—1.3%
Slovakian Government,
Bonds, Ser. 225	EUR	3.00	2/28/23	11,280,000		16,895,274
Slovakian Government,
Sr. Unscd. Notes, Ser. 216	EUR	4.35	10/14/25	2,915,000		4,778,934
						21,674,208
Spain—8.6%
Autonomous Community of
Madrid Spain,
Sr. Unscd. Bonds	EUR	4.13	5/21/24	4,850,000	[d]	7,165,054
BBVA Subordinated Capital,
Gtd. Notes	EUR	3.50	4/11/24	2,500,000	[c]	3,505,369
Gestamp Funding,
Sr. Scd. Notes		5.63	5/31/20	500,000	[b]	518,125
Gestamp Funding,
Sr. Scd. Notes	EUR	5.88	5/31/20	1,900,000	[b]	2,828,385
Iberdrola International,
Gtd. Notes	EUR	2.50	10/24/22	3,200,000		4,529,092
Iberdrola International,
Gtd. Notes	EUR	4.50	9/21/17	2,000,000		3,089,132
Iberdrola International,
Gtd. Notes	EUR	5.75	2/27/49	4,500,000	[c]	6,751,311
Repsol International Finance,
Gtd. Notes	EUR	2.63	5/28/20	5,300,000		7,671,199
Santander International Debt,
Bank Gtd. Notes	EUR	4.00	3/27/17	11,700,000		17,499,843
Spanish Government,
Sr. Unscd. Bonds	EUR	4.40	10/31/23	22,575,000	[b]	35,089,906
Spanish Government,
Bonds	EUR	5.40	1/31/23	26,900,000	[b]	44,772,751
Telefonica Emisiones,
Gtd. Notes	EUR	3.96	3/26/21	2,600,000	[d]	4,034,556
						137,454,723

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Supranational—1.4%
Asian Development Bank,
Sr. Unscd. Notes	CNY	2.85	10/21/20	29,000,000		4,487,965
Eurasian
Development Bank,
Sr. Unscd. Notes		5.00	9/26/20	3,650,000	[b]	3,613,500
European Investment Bank,
Sr. Unscd. Bonds	JPY	1.40	6/20/17	38,600,000		393,708
International Bank for
Reconstruction &
Development,
Sr. Unscd. Notes	AUD	3.50	1/24/18	14,300,000		13,313,468
						21,808,641
Sweden—1.3%
Swedish Government,
Bonds, Ser. 1047	SEK	5.00	12/1/20	108,750,000		20,297,508
United Kingdom—8.3%
Bank of Scotland,
Sub. Bonds	GBP	9.38	5/15/21	3,820,000		8,363,690
E-Carat,
Ser. 2012-1, Cl. A	GBP	1.30	6/18/20	1,523,213		2,583,280
Gracechurch Card Funding,
Ser. 2012-1A, Cl. A2	EUR	1.05	2/15/17	4,785,000	[b,c]	6,670,083
HSBC Holdings,
Sub. Notes		5.25	3/14/44	4,800,000		4,935,091
HSBC Holdings,
Sub. Notes	EUR	6.25	3/19/18	3,050,000		4,953,368
Lloyds Bank,
Sub. Notes	EUR	6.50	3/24/20	3,250,000		5,446,595
Telefonica Europe,
Gtd. Bonds	EUR	5.88	3/31/49	7,100,000	[c,d]	10,267,814
United Kingdom Gilt,
Unscd. Bonds	GBP	3.25	1/22/44	2,425,000		3,940,388
United Kingdom Gilt,
Bonds	GBP	4.25	12/7/40	38,890,000		75,142,114
Virgin Media
Secured Finance,
Sr. Scd. Notes	GBP	6.00	4/15/21	6,425,000	[b]	11,430,985
						133,733,408

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
United States—13.5%
21st Century Fox America,
Gtd. Notes	5.40	10/1/43	4,945,000		5,463,285
Ally Financial,
Gtd. Notes	3.50	1/27/19	7,340,000		7,385,875
Bank of America,
Sub. Notes	7.75	5/14/38	3,700,000		4,988,473
Barclays Commercial
Mortgage Securities,
Ser. 2013-TYSN, Cl. A2	3.76	9/5/32	5,090,000	[b]	5,334,188
Bear Stearns Commercial
Mortgage Securities,
Ser. 2007-PW18, Cl. AJ	6.16	6/11/50	3,300,000	[c]	3,232,380
Capital Auto Receivables Asset Trust,
Ser. 2013-1, Cl. D	2.19	9/20/21	1,950,000		1,955,137
Capital Auto Receivables Asset Trust,
Ser. 2014-1, Cl. D	3.39	7/22/19	3,375,000		3,461,305
Capital Auto Receivables Asset Trust,
Ser. 2013-3, Cl. D	3.69	2/20/19	2,900,000		3,015,878
Citigroup Commercial Mortgage Trust,
Ser. 2013-375P, Cl. E	3.52	5/10/35	4,670,000	[b,c]	4,126,461
Colony American Homes,
Ser. 2014-1A, Cl. C	2.10	5/17/31	2,925,000	[b,c]	2,935,011
Colony American Homes,
Ser. 2014-1A, Cl. D	2.40	5/17/31	2,075,000	[b,c]	2,081,724
Commercial Mortgage Trust,
Ser. 2013-CR6, Cl. B	3.40	3/10/46	2,440,000	[b]	2,378,397
Commercial Mortgage Trust,
Ser. 2013-WWP, Cl. B	3.73	3/10/31	5,200,000	[b]	5,213,655
Commercial Mortgage Trust,
Ser. 2013-CR6, Cl. C	3.78	3/10/46	1,700,000	[b,c]	1,648,866
Commercial Mortgage Trust,
Ser. 2014-UBS2, Cl. AM	4.20	3/10/47	1,325,000		1,373,143
Commercial Mortgage Trust,
Ser. 2014-UBS2, Cl. B	4.70	3/10/47	925,000		984,425
Commercial Mortgage Trust,
Ser. 2013-LC13, Cl. B	5.01	8/10/46	3,775,000	[b,c]	4,119,197
Commercial Mortgage Trust,
Ser. 2013-LC13, Cl. C	5.05	8/10/46	1,240,000	[b,c]	1,332,405
Commercial Mortgage Trust,
Ser. 2013-CR11, Cl. C	5.17	10/10/46	3,100,000	[b,c]	3,320,455

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
United States (continued)
Community Health System,
Sr. Scd. Notes		5.13	8/1/21	1,795,000	[b]	1,839,875
Countrywide Alternative Loan Trust,
Ser. 2004-18CB, Cl. 4A1		5.50	9/25/34	4,770,575		4,981,730
Extended Stay America Trust,
Ser. 2013-ESH7, Cl. D7		5.05	12/5/31	3,117,000	[b,c]	3,279,787
Genworth Holdings,
Gtd. Notes		4.90	8/15/23	7,205,000		7,736,174
Goldman Sachs Group,
Sub. Notes		6.75	10/1/37	4,800,000		5,538,451
Hilton USA Trust,
Ser. 2013-HLT, Cl. DFX		4.41	11/5/30	3,515,000	[b]	3,638,427
Icahn Enterprises,
Gtd. Notes		5.88	2/1/22	1,060,000	[b]	1,078,550
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2013-LC11, Cl. B		3.50	4/15/46	7,270,000		7,141,772
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2006-CB17, Cl. AM		5.46	12/12/43	2,920,000		3,085,275
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2007-LDPX, Cl. AM		5.46	1/15/49	3,350,000	[c]	3,521,755
JPMBB Commercial
Mortgage Securities Trust,
Ser. 2014-C19, Cl. B		4.39	4/15/47	4,700,000	[c]	4,871,254
JPMorgan Chase Bank,
Sub. Notes	EUR	4.38	11/30/21	6,350,000	[c]	9,409,638
KeyCorp Student Loan Trust,
Ser. 1999-B, Cl. CTFS		0.95	11/25/36	2,850,000	[c]	2,590,349
Long Beach Mortgage Loan Trust,
Ser. 2004-1, Cl. M2		0.98	2/25/34	2,024,591	[c]	1,977,080
LYB International Finance,
Gtd. Notes		4.88	3/15/44	4,100,000		4,223,722
MGM Resorts International,
Gtd. Notes		7.75	3/15/22	4,070,000	[d]	4,743,585
Mondelez International,
Sr. Unscd. Notes	EUR	1.13	1/26/17	6,475,000		9,018,225
Morgan Stanley,
Sub. Notes		4.10	5/22/23	4,375,000		4,354,411

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
United States (continued)
Morgan Stanley Bank of
America Merrill Lynch Trust,
Ser. 2013-C8, Cl. B	3.67	12/15/48	2,195,000	[c]	2,175,647
Morgan Stanley Bank of
America Merrill Lynch Trust,
Ser. 2013-C7, Cl. B	3.77	2/15/46	2,355,000		2,347,984
Morgan Stanley Bank of
America Merrill Lynch Trust,
Ser. 2013-C8, Cl. C	4.17	12/15/48	1,885,000	[c]	1,886,796
Morgan Stanley Mortgage Loan Trust,
Ser. 2005-1, Cl. 4A1	0.45	3/25/35	1,654,414	[c]	1,510,117
Popular ABS Mortgage
Pass-Through Trust,
Ser. 2006-D, Cl. A2	0.31	11/25/46	1,870,481	[c]	1,802,484
Santander Drive Auto
Receivables Trust,
Ser. 2010-1, Cl. A3	1.84	11/17/14	23,767		23,781
Springleaf Funding Trust,
Ser. 2013-AA, Cl. A	2.58	9/15/21	9,500,000	[b]	9,564,505
Structured Asset Securities Corp.
Mortgage Pass-through
Certificates, Ser. 2004-11XS,
Cl. 1A5A	6.25	6/25/34	4,285,000	[c]	4,368,686
Tenet Healthcare,
Sr. Scd. Notes	6.00	10/1/20	6,850,000	[b]	7,205,344
UBS-Barclays Commercial
Mortgage Trust,
Ser. 2013-C5, Cl. B	3.65	3/10/46	2,215,000	[b,c]	2,187,991
UBS-Barclays Commercial
Mortgage Trust,
Ser. 2013-C5, Cl. C	4.09	3/10/46	1,700,000	[b,c]	1,684,958
Wachovia Bank Commercial
Mortgage Trust,
Ser. 2006-C29, Cl. AJ	5.37	11/15/48	4,940,000	[c]	4,824,770
Wells Fargo & Company,
Sub. Notes	5.38	11/2/43	6,025,000		6,512,796
Wells Fargo Mortgage Backed
Securities Trust,
Ser. 2005-AR4, Cl. 2A1	2.61	4/25/35	4,172,420	[c]	4,224,684

		Coupon	Maturity	Principal
	Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]			Value ($)
	United States (continued)
	WFRBS Commercial Mortgage Trust,
	Ser. 2013-C11, Cl. B	3.71	3/15/45	1,780,000	[c]		1,778,879
	WFRBS Commercial Mortgage Trust,
	Ser. 2013-C11, Cl. C	4.13	3/15/45	1,855,000	[c]		1,869,178
	WFRBS Commercial Mortgage Trust,
	Ser. 2014-C20, Cl. B	4.38	5/15/47	6,280,000			6,468,362
	ZFS Finance (USA) Trust V,
	Jr. Sub. Cap. Secs	6.50	5/9/67	7,785,000	[b,c]		8,388,337
							216,205,619
	Venezuela—.5%
	Venezuelan Government,
	Sr. Unscd. Bonds	5.75	2/26/16	9,200,000			8,372,000
	Total Bonds And Notes
	(cost $1,428,204,868)						1,485,041,012
				Face Amount
				Covered by
	Options Purchased—.0%			Contracts ($)			Value ($)
	Call Options:
	Euro,
	July 2014 @ $1.33			71,100,000			79,407
	New Zealand Dollar,
	September 2014 @ $0.80			26,900,000			165,472
	Total Options Purchased
	(cost $1,399,161)						244,879
				Principal
Short	-Term Investments—.6%			Amount ($)			Value ($)
	U.S. Treasury Bills;
	0.05%, 6/12/14
	(cost $10,104,422)			10,105,000		[f]	10,104,909

	Other Investment—15.9%			Shares			Value ($)
	Registered
	Investment Company;
	Dreyfus Institutional Preferred
	Plus Money Market Fund
	(cost $255,241,475)			255,241,475		[g]	255,241,475

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—1.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $17,958,395)	17,958,395 [g]	17,958,395
Total Investments (cost $1,712,908,321)	110.1%	1,768,590,670
Liabilities, Less Cash and Receivables	(10.1%)	(162,205,115)
Net Assets	100.0%	1,606,385,555

a

Principal amount stated in U.S. Dollars unless otherwise noted. AUD—Australian Dollar BRL—Brazilian Real CAD—Canadian Dollar CNY—ChineseYuan Renminbi EUR—Euro GBP—British Pound JPY—JapaneseYen MXN—Mexican New Peso NGN—Nigerian Naira NOK—Norwegian Krone NZD—New Zealand Dollar RUB—Russian Ruble SEK—Swedish Krona

b

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2014, these securities were valued at $364,370,783 or 22.7% of net assets.

c	Variable rate security—interest rate subject to periodic change.
d	Security, or portion thereof, on loan.At April 30, 2014 the value of the fund’s securities on loan was $17,397,894 and the value of the collateral held by the fund was $17,958,395.
e	Security issued with a zero coupon. Income is recognized through the accretion of discount.
f	Held by or on behalf of a counterparty for open financial futures contracts.
g	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Non-U.S. Government	63.3	Corporate-High Yield	6.9
Cash & Equivalents	17.0	U.S. Government	.6
Corporate-Investment Grade	12.3	Options Purchased	.0
Securitized	10.0		110.1

† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES

April 30, 2014 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 4/30/2014	($)
Financial Futures Long
Australian 10 Year Bonds	638	69,281,194	June 2014	1,007,942
Canadian 10 Year Bonds	481	57,471,612	June 2014	645,459
U.S. Treasury 5 Year Notes	62	7,406,094	June 2014	23,411
U.S. Treasury 10 Year Notes	323	40,188,266	June 2014	106,514
U.S. Treasury Long Bonds	135	18,216,563	June 2014	365,120
U.S. Treasury Ultra Long Bonds	54	7,953,188	June 2014	351,757
				2,500,203

See notes to financial statements.

The Fund 19

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2014 (Unaudited)

			Cost	Value

Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $17,397,894)—Note 1(c):
Unaffiliated issuers		1,439,708,451 1,495,390,800
Affiliated issuers			273,199,870	273,199,870
Cash				3,300,374
Cash denominated in foreign currencies			13,744,553	13,854,508
Receivable for investment securities sold				51,128,451
Dividends, interest and securities lending income receivable				18,987,297
Swap collateral				6,871,829
Unrealized appreciation on swap agreements—Note 4				5,788,553
Receivable for shares of Beneficial Interest subscribed				3,264,878
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4				1,895,819
Receivable for futures variation margin—Note 4				457,813
Swap premium paid—Note 4				428,622
Receivable from broker for swap transactions—Note 4				4,466
Prepaid expenses				83,816
			1,874,657,096
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				985,284
Payable for investment securities purchased				242,259,473
Liability for securities on loan—Note 1(c)				17,958,395
Unrealized depreciation on swap agreements—Note 4				2,780,150
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4				1,387,222
Payable for shares of Beneficial Interest redeemed				1,367,875
Payable for swap variation margin—Note 4				1,194,901
Accrued expenses				338,241
				268,271,541
Net Assets ($)			1,606,385,555
Composition of Net Assets ($):
Paid-in capital			1,572,457,608
Accumulated undistributed investment income—net				11,608,356
Accumulated net realized gain (loss) on investments				(30,611,182)
Accumulated net unrealized appreciation (depreciation) on investments, options transactions, swap transactions and foreign currency transactions [including
$2,500,203 net unrealized appreciation on financial futures and ($8,502,816)
net unrealized (depreciation) on centrally cleared swap transactions]				52,930,773
Net Assets ($)			1,606,385,555

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y

Net Assets ($)	432,814,967	119,256,210	1,032,286,194	22,028,184
Shares Outstanding	25,530,022	7,195,332	60,448,502	1,290,208
Net Asset Value Per Share ($)	16.95	16.57	17.08	17.07

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2014 (Unaudited)

Investment Income ($):
Income:
Interest	25,277,409
Income from securities lending—Note 1(c)	40,326
Dividends;
Affiliated issuers	6,404
Total Income	25,324,139
Expenses:
Management fee—Note 3(a)	4,209,324
Shareholder servicing costs—Note 3(c)	1,553,196
Distribution fees—Note 3(b)	489,644
Custodian fees—Note 3(c)	106,175
Prospectus and shareholders’ reports	91,632
Registration fees	77,417
Trustees’ fees and expenses—Note 3(d)	60,234
Professional fees	55,562
Loan commitment fees—Note 2	6,433
Interest expense—Note 2	118
Miscellaneous	39,727
Total Expenses	6,689,462
Less—reduction in fees due to earnings credits—Note 3(c)	(152)
Net Expenses	6,689,310
Investment Income—Net	18,634,829
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	29,446,417
Net realized gain (loss) on options transactions	(12,239,487)
Net realized gain (loss) on financial futures	7,209,266
Net realized gain (loss) on swap transactions	12,879,190
Net realized gain (loss) on forward foreign currency exchange contracts	(21,348,862)
Net Realized Gain (Loss)	15,946,524
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	9,657,980
Net unrealized appreciation (depreciation) on options transactions	8,828,424
Net unrealized appreciation (depreciation) on financial futures	(1,291,054)
Net unrealized appreciation (depreciation) on swap transactions	(13,830,799)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	4,888,798
Net Unrealized Appreciation (Depreciation)	8,253,349
Net Realized and Unrealized Gain (Loss) on Investments	24,199,873
Net Increase in Net Assets Resulting from Operations	42,834,702

See notes to financial statements.

The Fund 21

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2014	Year Ended
	(Unaudited)	October 31, 2013[a]
Operations ($):
Investment income—net	18,634,829	43,378,406
Net realized gain (loss) on investments	15,946,524	(55,222,228)
Net unrealized appreciation
(depreciation) on investments	8,253,349	(30,602,453)
Net Increase (Decrease) in Net Assets
Resulting from Operations	42,834,702	(42,446,275)
Dividends to Shareholders from ($):
Investment income—net:
Class A	(3,475,902)	(14,913,171)
Class C	(510,954)	(3,059,078)
Class I	(6,641,884)	(23,157,448)
Class Y	(8)	(5)
Net realized gain on investments:
Class A	—	(8,813,225)
Class C	—	(2,590,934)
Class I	—	(11,832,504)
Total Dividends	(10,628,748)	(64,366,365)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	69,979,663	273,141,211
Class C	4,013,513	39,730,240
Class I	443,869,147	507,109,163
Class Y	21,813,139	1,000
Dividends reinvested:
Class A	3,285,659	22,363,097
Class C	377,050	4,155,441
Class I	5,337,675	25,556,121
Cost of shares redeemed:
Class A	(204,374,536)	(385,947,046)
Class C	(40,225,210)	(78,749,042)
Class I	(310,155,572)	(537,269,652)
Class Y	(38,049)	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(6,117,521)	(129,909,467)
Total Increase (Decrease) in Net Assets	26,088,433	(236,722,107)
Net Assets ($):
Beginning of Period	1,580,297,122	1,817,019,229
End of Period	1,606,385,555	1,580,297,122
Undistributed investment income—net	11,608,356	3,602,275

	Six Months Ended
	April 30, 2014	Year Ended
	(Unaudited)	October 31, 2013[a]
Capital Share Transactions:
Class Ab
Shares sold	4,242,622	16,129,452
Shares issued for dividends reinvested	201,611	1,305,814
Shares redeemed	(12,349,658)	(23,104,778)
Net Increase (Decrease) in Shares Outstanding	(7,905,425)	(5,669,512)
Class Cb
Shares sold	248,814	2,379,836
Shares issued for dividends reinvested	23,669	246,968
Shares redeemed	(2,498,605)	(4,826,517)
Net Increase (Decrease) in Shares Outstanding	(2,226,122)	(2,199,713)
Class I
Shares sold	26,303,563	29,823,847
Shares issued for dividends reinvested	325,347	1,486,616
Shares redeemed	(18,758,246)	(31,910,610)
Net Increase (Decrease) in Shares Outstanding	7,870,664	(600,147)
Class Y
Shares sold	1,292,403	61.24
Shares redeemed	(2,256)	—
Net Increase (Decrease) in Shares Outstanding	1,290,147	61.24

a Effective July 1, 2013, the fund commenced offering ClassY shares.
b During the period ended October 31, 2013, 45,481 Class C shares representing $744,979 were exchanged for
44,556 Class A shares.

See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2014				Year Ended October 31,
Class A Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	16.53		17.48	16.85	17.62	16.25	13.20
Investment Operations:
Investment income—net[a]	.21		.39	.34	.40	.50	.46
Net realized and unrealized
gain (loss) on investments	.32		(.75)	.65	(.17)	1.42	3.30
Total from Investment Operations	.53		(.36)	.99	.23	1.92	3.76
Distributions:
Dividends from
investment income—net	(.11)		(.37)	(.19)	(.43)	(.35)	(.71)
Dividends from net realized
gain on investments	—		(.22)	(.17)	(.57)	(.20)	—
Total Distributions	(.11)		(.59)	(.36)	(1.00)	(.55)	(.71)
Net asset value, end of period	16.95		16.53	17.48	16.85	17.62	16.25
Total Return (%)[b]	3.23	[c]	(2.14)	6.04	1.65	12.11	29.42
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.08	[d]	1.07	1.02	1.01	1.09	1.25
Ratio of net expenses
to average net assets	1.08	[d]	1.07	1.02	1.01	1.09	1.08
Ratio of net investment income
to average net assets	2.54	[d]	2.28	2.02	2.38	3.06	3.27
Portfolio Turnover Rate	101.87	[c]	169.41	192.50	213.45	153.71	159.32 [e]
Net Assets, end of period
($ x 1,000)	432,815		552,695	683,387	612,236	374,363	186,456

a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
e The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended October 31, 2009 was 144.34%.

See notes to financial statements.

Six Months Ended
April 30, 2014				Year Ended October 31,
Class C Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	16.17		17.11	16.54	17.32	16.05	13.08
Investment Operations:
Investment income—net[a]	.15		.26	.21	.27	.37	.36
Net realized and unrealized
gain (loss) on investments	.31		(.72)	.64	(.16)	1.39	3.26
Total from Investment Operations	.46		(.46)	.85	.11	1.76	3.62
Distributions:
Dividends from
investment income—net	(.06)		(.26)	(.11)	(.32)	(.29)	(.65)
Dividends from net realized
gain on investments	—		(.22)	(.17)	(.57)	(.20)	—
Total Distributions	(.06)		(.48)	(.28)	(.89)	(.49)	(.65)
Net asset value, end of period	16.57		16.17	17.11	16.54	17.32	16.05
Total Return (%)[b]	2.85	[c]	(2.78)	5.23	.89	11.26	28.50
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.77	[d]	1.75	1.76	1.75	1.84	1.96
Ratio of net expenses
to average net assets	1.77	[d]	1.75	1.76	1.75	1.84	1.82
Ratio of net investment income
to average net assets	1.84	[d]	1.60	1.31	1.63	2.31	2.58
Portfolio Turnover Rate	101.87	[c]	169.41	192.50	213.45	153.71	159.32 [e]
Net Assets, end of period
($ x 1,000)	119,256		152,333	198,824	157,340	103,906	47,923

a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
e The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended October 31, 2009 was 144.34%.

See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2014				Year Ended October 31,
Class I Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	16.65		17.58	16.94	17.70	16.31	13.23
Investment Operations:
Investment income—net[a]	.23		.44	.39	.44	.54	.41
Net realized and unrealized
gain (loss) on investments	.33		(.74)	.64	(.16)	1.42	3.40
Total from Investment Operations	.56		(.30)	1.03	.28	1.96	3.81
Distributions:
Dividends from
investment income—net	(.13)		(.41)	(.22)	(.47)	(.37)	(.73)
Dividends from net realized
gain on investments	—		(.22)	(.17)	(.57)	(.20)	—
Total Distributions	(.13)		(.63)	(.39)	(1.04)	(.57)	(.73)
Net asset value, end of period	17.08		16.65	17.58	16.94	17.70	16.31
Total Return (%)	3.41	[b]	(1.78)	6.27	1.87	12.44	29.79
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.74	[c]	.74	.80	.75	.82	.89
Ratio of net expenses
to average net assets	.74	[c]	.74	.80	.75	.82	.83
Ratio of net investment income
to average net assets	2.87	[c]	2.60	2.29	2.64	3.30	3.23
Portfolio Turnover Rate	101.87	[b]	169.41	192.50	213.45	153.71	159.32 [d]
Net Assets, end of period
($ x 1,000)	1,032,286		875,269	934,809	468,316	328,703	126,509

a Based on average shares outstanding at each month end.
b Not annualized.
c Annualized.
d The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended October 31, 2009 was 144.34%.

See notes to financial statements.

	Six Months Ended
	April 30, 2014		Period Ended
Class Y Shares	(Unaudited)		October 31, 2013[a]
Per Share Data ($):
Net asset value, beginning of period	16.65		16.33
Investment Operations:
Investment income—net[b]	.23		.14
Net realized and unrealized
gain (loss) on investments	.33		.26
Total from Investment Operations	.56		.40
Distributions:
Dividends from investment income—net	(.14)		(.08)
Net asset value, end of period	17.07		16.65
Total Return (%)[c]	3.38		2.43
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.74		.74
Ratio of net expenses to average net assets[d]	.74		.74
Ratio of net investment income
to average net assets[d]	2.87		2.63
Portfolio Turnover Rate	101.87	[c]	169.41
Net Assets, end of period ($ x 1,000)	22,028		1

a From July 1, 2013 (commencement of initial offering) to October 31, 2013.
b Based on average shares outstanding at each month end.
c Not annualized.
d Annualized.

See notes to financial statements.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus International Bond Fund (the “fund”) is a separate non-diversified series of The Dreyfus/Laurel Funds Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund. The fund’s investment objective seeks to maximize total return through capital appreciation and income.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and ClassY. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class I shares are offered without a front-end sales charge or CDSC. Class Y shares are offered at net asset value per share generally to institutional investors and bear no Distribution or Shareholder Services Plan fees. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2014 in valuing the fund's investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	61,870,371	—	61,870,371
Commercial
Mortgage-Backed	—	83,826,407	—	83,826,407
Corporate Bonds†	—	351,422,489	—	351,422,489
Foreign Government	—	965,671,474	—	965,671,474
Municipal Bonds†	—	7,165,054	—	7,165,054
Mutual Funds	273,199,870	—	—	273,199,870
Residential
Mortgage-Backed	—	15,085,217	—	15,085,217
U.S. Treasury	—	10,104,909	—	10,104,909
Other Financial
Instruments:
Financial Futures††	2,500,203	—	—	2,500,203
Forward Foreign
Currency Exchange
Contracts††	—	1,895,819	—	1,895,819
Options Purchased	—	244,879	—	244,879
Swaps††	—	5,788,553	—	5,788,553

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(1,387,222)	—	(1,387,222)
Swaps††	—	(11,282,966)	—	(11,282,966)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

At April 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner,The Bank of NewYork Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended April 30, 2014, The Bank of New York Mellon earned $10,041 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2014 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2013($)	Purchases ($)	Sales ($)	4/30/2014($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	11,433,504	639,677,253	395,869,282	255,241,475	15.9
Dreyfus
Institutional
Cash
Advantage
Fund	63,405,800	72,126,607	117,574,012	17,958,395	1.1
Total	74,839,304	711,803,860	513,443,294	273,199,870	17.0

(e) Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry or country.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

On April 30, 2014, the Board declared a cash dividend of $.055, $.016, $.080 and $.081 per share from undistributed investment income-net for Class A, Class C, Class I and Class Y shares, respectively, payable on May 1, 2014 (ex-dividend date), to shareholders of record as of the close of business on April 30, 2014.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period April 30, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

The fund has an unused capital loss carryover of $54,014,492 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2013.The fund has $25,206,428 of post-enactment short-term capital losses and $28,808,064 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2013 was as follows: ordinary income $64,366,365. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2014 was approximately $21,550 with a related weighted average annualized interest rate of 1.10%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager and the Trust, theTrust has agreed to pay the Manager a management fee computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended April 30, 2014, the Distributor retained $2,178 from commissions earned on sales of the fund’s Class A shares and $9,224 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2014, Class C shares were charged $489,644 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

average daily net assets for the provision of certain services.These services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2014, Class A and Class C shares were charged $618,058 and $163,215, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2014, the fund was charged $50,055 for transfer agency services and $1,653 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $152.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2014, the fund was charged $106,175 pursuant to the custody agreement.

During the period ended April 30, 2014, the fund was charged $4,598 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $682,426, Distribution Plan fees $74,166, Shareholder Services Plan fees $119,765, custodian fees $98,847, Chief Compliance Officer fees $736 and transfer agency fees $9,344.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward contracts, financial futures, options transactions and swap transactions, during the period ended April 30, 2014, amounted to $1,415,774,555 and $1,495,410,678, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended April 30, 2014 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

to or protect against changes in the market.A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations.When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at April 30, 2014 are set forth in the Statement of Financial Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in foreign currencies, or as a substitute for an investment.The fund is subject to market risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.The Statement of Operations reflects the following: any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction. At April 30, 2014, there were no options written outstanding.

The following summarizes the fund’s call/put options written during the period ended April 30, 2014:

	Face Amount		Options Terminated
	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($)	Gain ($)
Contracts outstanding
October 31, 2013	—	—
Contracts written	29,850,000	241,188
Contracts terminated;
Contracts closed	29,850,000	241,188	—	241,188
Contracts outstanding
April 30, 2014	—	—

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.When executing forward contracts, the fund is obligated to buy or sell a foreign

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

currency at a specified rate on a certain date in the future.With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract.The following summarizes open forward contracts at April 30, 2014:

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Australian Dollar,
Expiring:
5/2/2014	[a]	1,822,626	1,687,843	1,693,214	5,371
5/30/2014	[a]	6,440,000	5,961,043	5,970,149	9,106
British Pound,
Expiring:
5/1/2014	[b]	5,290,255	8,911,328	8,932,016	20,688
5/2/2014	[b]	3,138,734	5,294,260	5,299,409	5,149
5/30/2014	[a]	4,705,000	7,916,727	7,942,001	25,274
5/30/2014	[b]	14,435,000	24,238,242	24,366,159	127,917
5/30/2014	[c]	8,885,000	14,937,018	14,997,806	60,788
Canadian Dollar,
Expiring:
5/1/2014	[a]	798,242	727,394	728,290	896
5/30/2014	[a]	4,580,000	4,161,384	4,175,518	14,134
Danish Krone,
Expiring
5/28/2014	[a]	45,260,000	8,407,560	8,413,718	6,158
Euro,
Expiring:
5/2/2014	[d]	19,991,556	27,711,335	27,735,233	23,898
5/2/2014	[e]	31,241,270	43,169,187	43,342,494	173,307
5/5/2014	[d]	5,034,085	6,977,997	6,984,024	6,027
5/8/2014	[d]	2,775,000	3,838,236	3,849,889	11,653

		Foreign			Unrealized
Forward Foreign Currency Currency					Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases (continued):
Indian Rupee,
Expiring
5/15/2014	[d]	401,370,000	6,600,395	6,632,535	32,140
Japanese Yen,
Expiring:
5/1/2014	[f]	506,899,791	4,940,496	4,958,183	17,687
5/2/2014	[e]	337,889,052	3,303,569	3,305,023	1,454
5/30/2014	[a]	1,335,540,000	13,030,387	13,065,892	35,505
5/30/2014	[e]	1,738,430,000	17,019,737	17,007,457	(12,280)
Malaysian Ringgit,
Expiring
5/30/2014	[e]	18,945,000	5,789,417	5,788,798	(619)
Mexcian New Peso,
Expiring:
5/2/2014	[g]	19,046,727	1,454,775	1,455,866	1,091
5/30/2014	[g]	381,050,000	28,962,506	29,053,078	90,572
New Zealand Dollar,
Expiring:
5/1/2014	[b]	2,548,594	2,180,995	2,197,651	16,656
5/2/2014	[b]	653,883	560,868	563,843	2,975
Norwegian Krone,
Expiring:
5/30/2014	[d]	41,795,000	6,948,989	7,022,446	73,457
5/30/2014	[e]	107,190,000	17,798,848	18,010,192	211,344
5/30/2014	[h]	238,990,000	39,772,390	40,155,386	382,996
Philippines Peso,
Expiring
5/30/2014	[c]	240,765,000	5,404,377	5,398,197	(6,180)
Polish Zloty,
Expiring:
5/30/2014	[c]	154,670,000	50,775,926	50,984,955	209,029
5/30/2014	[e]	57,640,000	18,905,183	19,000,277	95,094
Singapore Dollar,
Expiring
5/30/2014	[a]	5,250,000	4,181,684	4,187,571	5,887
South African Rand,
Expiring
5/30/2014	[a]	56,355,000	5,263,871	5,330,590	66,719
South Korean Won,
Expiring:
5/30/2014	[c]	4,749,665,000	4,611,325	4,588,383	(22,942)
5/30/2014[i] 25,920,215,000			24,912,025	25,040,057	128,032
Swiss Franc,
Expiring
5/30/2014	[a]	19,640,000	22,347,722	22,320,211	(27,511)

The Fund 43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales:
Brazilian Real,
Expiring:
6/3/2014	[a]	10,725,000	4,768,256	4,757,898	10,358
6/3/2014	[e]	5,900,000	2,628,648	2,617,398	11,250
6/3/2014	[j]	26,730,000	11,871,353	11,858,146	13,207
7/2/2014	[j]	37,370,000	16,374,551	16,443,721	(69,170)
Euro,
Expiring:
5/30/2014	[a]	46,795,000	64,851,319	64,916,418	(65,099)
5/30/2014	[b]	30,555,000	42,265,509	42,387,459	(121,950)
5/30/2014	[c]	77,675,000	107,693,949	107,754,734	(60,785)
5/30/2014	[d]	40,445,000	56,021,526	56,107,373	(85,847)
5/30/2014	[e]	51,625,000	71,358,333	71,616,841	(258,508)
5/30/2014	[g]	60,685,000	84,121,798	84,185,337	(63,539)
Japanese Yen,
Expiring
5/30/2014	[f]	443,350,000	4,321,854	4,337,394	(15,540)
New Zealand Dollar,
Expiring:
5/30/2014	[b]	18,855,000	16,131,870	16,215,868	(83,998)
5/30/2014	[e]	18,830,000	16,121,681	16,194,367	(72,686)
Swedish Krona,
Expiring:
5/30/2014	[b]	91,385,000	13,868,002	14,046,610	(178,608)
5/30/2014	[c]	214,940,000	32,903,955	33,038,009	(134,054)
5/30/2014	[e]	28,980,000	4,413,154	4,454,459	(41,305)
5/30/2014	[h]	99,050,000	15,158,182	15,224,783	(66,601)
Gross Unrealized
Appreciation					1,895,819
Gross Unrealized
Depreciation					(1,387,222)

Counterparties:

a Goldman Sachs International
b Barclays Bank
c JP Morgan Chase Bank
d Bank of America
e Citigroup
f Royal Bank of Scotland
g Deutsche Bank
h UBS
i HSBC
j Morgan Stanley Capital Services

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for the interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents.The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change,The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

The Fund 45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount.The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap transactions in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive.This risk is mitigated by master netting arrangements (“MNA”) between the fund and the counterparty and the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.There is minimal counterparty risk to the fund with centrally cleared swaps since they are exchange traded and the exchange guarantees these swap against default. The following summarizes open interest rate swaps entered into by the fund at April 30, 2014:

OTC—Interest Rate Swaps

			(Pay)		Unrealized
Notional	Currency/		Receive		Appreciation
Amount ($)	Floating Rate	Counterparty	Fixed Rate (%)	Expiration	(Depreciation) ($)

42,200,000	EUR—1 Year	J.P. Morgan	1.91	11/4/2016	2,502,246
	Libor	Chase Bank
366,600,000	MXN—28 Day	Deutsche	6.74	1/2/2024	498,220
	Libor	Bank
946,400,000	MXN—28 Day	J.P. Morgan	3.80	1/10/2017	(347,776)
	Libor	Chase Bank
61,770,000	NZD—6 Month	Deutsche	4.30	4/8/2017	97,694
	Libor	Bank
17,345,000	USD—6 Month	Citibank	(3.68)	5/5/2020	(1,923,647)
	Libor
29,400,000	USD—6 Month	Citibank	(0.84)	11/8/2022	278,437
	Libor
141,400,000	USD—6 Month	J.P. Morgan	(2.32)	6/4/2023	2,411,956
	Libor	Chase Bank
Gross Unrealized
Appreciation					5,788,553
Gross Unrealized
Depreciation					(2,271,423)

Centrally Cleared Interest Rate Swaps

			(Pay)
Notional		Currency/	Receive		Clearing	Unrealized
Amount ($)		Floating Rate	Fixed Rate (%)	Expiration	House	(Depreciation) ($)

177,700,000	[a]	USD-6 Month	(2.48)	1/10/2021	Chicago	(4,271,556)
		Libor			Mercantile
					Exchange
320,700,000	[b]	USD-6 Month	(1.83)	1/10/2019	Chicago	(4,231,260)
		Libor			Mercantile
					Exchange
Gross Unrealized
Depreciation						(8,502,816)

Counterparty:

a Deutsche Bank
b Citibank

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company, obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring.The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument.The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk is mitigated by MNA between the fund and the counterparty and the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

The Fund 47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps on index issues entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities.The following summarizes open credit default swaps entered into by the fund at April 30, 2014:

OTC—Credit Default Swaps

			(Pay)			Upfront
			Receive	Implied		Premiums
Reference	Notional		Fixed	Credit	Market	Received	Unrealized
Obligation	Amount ($)[2]		Rate(%)	Spread (%)[3]	Value ($)	(Paid) ($)	(Depreciation) ($)

Purchase Contracts:[1]
ITRAXX S20 Sub
5 Year Index
12/20/2018†	10,450,000	[a]	(1.00)	98.92	(17,189)	91,973	(109,162)
ITRAXX S20 Sub
5 Year Index
12/20/2018†	38,250,000	[b]	(1.00)	98.92	(62,916)	336,649	(399,565)
							(508,727)

† Expiration Date
Counterparty:

a	J.P. Morgan Chase Bank
b	Deutsche Bank
1	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.
2	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.
3	Implied credit spreads, represented in absolute terms, utilized in determining the market value as of the period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative.The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.A credit spread identified as
“Defaulted” indicates a credit event has occurred for the referenced entity.

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties.All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2014 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Interest rate risk[1,2]	8,288,756	Interest rate risk[2]	(10,774,239)
Foreign exchange risk[3,4]	2,140,698	Foreign exchange risk[5]	(1,387,222)
		Credit risk[2]	(508,727)
Gross fair value of
derivatives contracts	10,429,454		(12,670,188)

Statement of Assets and Liabilities location:

1 Includes cumulative appreciation (depreciation) on financial futures as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2 Includes cumulative appreciation (depreciation) on swap agreements as reported in the swap tables in Note 4. Unrealized appreciation (depreciation) on OTC swap agreements and only unpaid variation margin on cleared swap agreements is reported in the Statement of Assets and Liabilities.
3 Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
4 Unrealized appreciation on forward foreign currency exchange contracts.
5 Unrealized depreciation on forward foreign currency exchange contracts.

The Fund 49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2014 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)

	Financial	Options	Forward	Swap
Underlying risk	Futures[6]	Transactions[7]	Contracts[8]	Transactions[9]	Total
Interest
rate	7,209,266	(1,383,885)	—	13,169,840	18,995,221
Foreign
exchange	—	(10,855,602)	(21,348,862)	—	(32,204,464)
Credit	—	—	—	(290,650)	(290,650)
Total	7,209,266	(12,239,487)	(21,348,862)	12,879,190	(13,499,893)

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)

	Financial	Options	Forward	Swap
Underlying risk	Futures[10]	Transactions[11]	Contracts[12]	Transactions[13]	Total
Interest rate	(1,291,054)	394,556	—	(13,733,321)	(14,629,819)
Foreign
exchange	—	8,433,868	4,888,798	—	13,322,666
Credit	—	—	—	(97,478)	(97,478)
Total	(1,291,054)	8,828,424	4,888,798	(13,830,799)	(1,404,631)

Statement of Operations location:

6 Net realized gain (loss) on financial futures.
7 Net realized gain (loss) on options transactions.
8 Net realized gain (loss) on forward foreign currency exchange contracts.
9 Net realized gain (loss) on swap transactions.
10 Net unrealized appreciation (depreciation) on financial futures.
11 Net unrealized appreciation (depreciation) on options transactions.
12 Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
13 Net unrealized appreciation (depreciation) on swap transactions.

In December 2011, with clarification in January 2013, FASB issued guidance that expands disclosure requirements with respect to the offsetting of certain assets and liabilities. The fund adopted these disclosure provisions during the current reporting period.These disclosures are required for certain investments, including derivative financial instruments subject to MNA or similar agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to MNA in the Statement of Assets and Liabilities.

At April 30, 2014, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	1,895,819	(1,387,222)
Swaps	5,788,553	(2,780,150)
Options	244,879	—
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	7,929,251	(4,167,372)
Derivatives not subject to
MNA or similar agreements	—	—
Total gross amount of assets and
liabilities subject to MNA or
similar agreements	7,929,251	(4,167,372)

The following tables present derivative assets and liabilities net of amounts available for offsetting under MNA and net of related collateral received or pledged, if any, as of April 30, 2014: †

		Financial
		Instruments
		and
		Derivatives	Securities	Cash
Gross Amount of		Available	Collateral	Collateral	Net Amount
Counterparties	Assets ($)[1]	for Offset ($)	Received ($)[2]	Received ($)[2]	of Assets ($)
Bank of America	147,175	(85,847)	—	—	61,328
Barclays Bank	252,792	(252,792)	—	—	—
Citigroup	936,358	(936,358)	—	—	—
Deutsche Bank	687,577	(463,104)	—	—	224,473
Goldman Sachs
International	179,408	(92,610)	—	—	86,798
HSBC	128,032	—	—	—	128,032
JP Morgan
Chase Bank	5,184,019	(680,899)	—	(4,246,000)	257,120
Morgan Stanley
Capital Services	13,207	(13,207)	—	—	—
Royal Bank of
Scotland	17,687	(15,540)	—	—	2,147
UBS	382,996	(66,601)	(316,395)	—	—
Total	7,929,251	(2,606,958)	(316,395)	(4,246,000)	759,898

The Fund 51

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

		Financial
		Instruments
		and
		Derivatives	Securities	Cash
Gross Amount of		Available	Collateral	Collateral	Net Amount of
Counterparties	Liabilities ($)[1]	for Offset ($)	Pledged ($)[2]	Pledged ($)[2]	Liabilities ($)
Bank of America	(85,847)	85,847	—	—	—
Barclays Bank	(384,556)	252,792	—	—	(131,764)
Citigroup	(2,309,045)	936,358	1,372,687	—	—
Deutsche Bank	(463,104)	463,104	—	—	—
Goldman Sachs
International	(92,610)	92,610	—	—	—
JP Morgan
Chase Bank	(680,899)	680,899	—	—	—
Morgan Stanley
Capital Services	(69,170)	13,207	—	—	(55,963)
Royal Bank of
Scotland	(15,540)	15,540	—	—	—
UBS	(66,601)	66,601	—	—	—
Total	(4,167,372)	2,606,958	1,372,687	—	(187,727)

1 Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2 In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
† See Statement of Investments for detailed information regarding collateral held for open financial futures contracts.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2014:

Average Market Value ($)
Interest rate financial futures	388,110,333
Interest rate options contracts	534,247
Foreign currency option contracts	721,579
Forward contracts	918,062,008

The following summarizes the average notional value of swap agreements outstanding during the period ended April 30, 2014:

Average Notional Value ($)
Interest rate swap agreements	5,465,226,339
Credit default swap agreements	48,700,000

At April 30, 2014, accumulated net unrealized appreciation on investments was $55,682,349, consisting of $64,836,638 gross unrealized appreciation and $9,154,289 gross unrealized depreciation.

At April 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 19-20, 2014, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Fund 53

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.They also noted that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for the various periods, except the one-year period during which the fund’s total return performance was below the Performance Universe median.The Board also noted that the fund’s yield performance was below the Performance Group and Performance Universe medians for six of the eight one-year periods ended December 31st. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The

The Fund 55

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall relative performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund 57

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2014 MBSC Securities Corporation

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    June 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    June 25, 2014

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    June 25, 2014

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)